Stock Options, Awards and Warrants (Details Narrative) - USD ($)						9 Months Ended		12 Months Ended
	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	May 13, 2019	Feb. 23, 2016	Nov. 05, 2014	Jan. 31, 2012
Class of Stock [Line Items]
Warrants outstanding										300,000
BigToken Inc [Member]
Class of Stock [Line Items]
Exercise price per share						$ 2.70
Options terminated during the period						31,454		28,951	158,897
Expected term						7 years	3 years 9 months 18 days	3 years 9 months 18 days	3 years 2 months 12 days
Implied volatility rate						101.00%	102.00%	102.00%	85.00%
Risk free interest rate						0.50%	1.30%	1.30%	1.00%
Compensation cost of unvested options unrecognized						$ 1,430,000
Weighted average period to vest						1 year 9 months 18 days
BigToken Inc [Member] | Employees [Member]
Class of Stock [Line Items]
Stock option vesting period description						The options have a strike price of $2.70 and vest five years from their issue date or August 18, 2025. The options have a term of five years from their issue date.
Options terminated during the period						119,200
BigToken Inc [Member] | SRAX, Inc. [Member] | Warrants [Member]
Class of Stock [Line Items]
Stock option exercisable period					3 years
Number of common stock purchased	300,000	5,626	388,500	50,000	12,500
Exercise price per share	$ 4.99	$ 5.49	$ 3.42	$ 2.56	$ 4.20				$ 2.56
Fair value of shares issued		$ 1,407	$ 858,000	$ 84,000	$ 244,000
Stock option vesting period description		options that vest 1/4th quarterly over the next year with an expiration date of April 15, 2026.			vested one third annually
Options terminated during the period					117,188
Option valued	$ 1,138,000	$ 30,000
Expected term	5 years	7 years
Implied volatility rate	101.00%	102.00%
Risk free interest rate	1.80%	2.46%
BigToken Inc [Member] | 2012 Plan [Member] | SRAX, Inc. [Member] | Class A Common Stock [Member]
Class of Stock [Line Items]
Number of shares authorized													600,000
BigToken Inc [Member] | 2014 Plan [Member] | SRAX, Inc. [Member] | Class A Common Stock [Member]
Class of Stock [Line Items]
Number of shares reserved												600,000
BigToken Inc [Member] | 2016 Plan [Member] | SRAX, Inc. [Member] | Class A Common Stock [Member]
Class of Stock [Line Items]
Number of shares reserved											600,000
BigToken Inc [Member] | 2012, 2014 and 2016 Plan [Member] | SRAX, Inc. [Member]
Class of Stock [Line Items]
Stock option description						Any option granted under the 2012, 2014 and 2016 Plans must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of grant, but the exercise price of any ISO granted to an eligible employee owning more than 10% of SRAX's outstanding common stock must not be less than 110% of fair market value on the date of the grant.
Stock option terms of award						No option may be exercisable more than 10 years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of the common stock, no more than five years after the date of the grant
BigToken Inc [Member] | 2012, 2014 and 2016 Plan [Member] | SRAX, Inc. [Member] | Maximum [Member]
Class of Stock [Line Items]
Fair market value of common stock						$ 100,000
Stock option exercisable period						10 years
Common stock own percentage						10.00%